8-K Cover Page	Nov. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37429
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	1111 Expedia Group Way W.
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	481-4252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EXPE
Entity Emerging Growth Company	false
Entity Central Index Key	0001324424
Amendment Flag	false
Security Exchange Name	NASDAQ